Retirement and Deferred Compensation Plans - Allocations for Plan Asset Holding and Target Allocation for Company's Plan Asset (Detail)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	100.00%
Percentage of Plan Assets at Year-End	100.00%	100.00%
Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	40.00%
Percentage of Plan Assets at Year-End	40.00%	40.00%
Equity Securities [Member] | UK Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	14.00%
Percentage of Plan Assets at Year-End	14.00%	14.00%
Equity Securities [Member] | Overseas Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	26.00%
Percentage of Plan Assets at Year-End	26.00%	26.00%
Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	60.00%
Percentage of Plan Assets at Year-End	60.00%	60.00%
Debt Securities [Member] | U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	48.00%
Percentage of Plan Assets at Year-End	48.00%	48.00%
Debt Securities [Member] | U.K. Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Target Allocation	12.00%
Percentage of Plan Assets at Year-End	12.00%	12.00%